Major Classes of Assets and Liabilities to Which We Have Allocated the Purchase Price (Parenthetical) (Detail) - Nokia Devices And Services Business $ in Millions	Apr. 25, 2014 USD ($)
Business Acquisition [Line Items]
Gross accounts receivable	$ 901
Gross accounts receivable, expected to be uncollectible	$ 147